Note 7: Fixed Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Details
Fixed assets	[1]	$ 33,789	$ 51,692
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		30,328	9,856
Depreciation		$ 20,473	$ 5,436

[1]	Note 7